Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Stockholders' Equity
7.	STOCKHOLDERS’ EQUITY
As of June 30, 2022 and December 31, 2021, the Company was authorized to issue 60,000,000 shares of common stock at par value $0.00001 and 45,179,270 and 45,176,145 shares were issued and outstanding as of June 30, 2022 and December 31, 2021, respectively. Each holder of common stock is entitled to one vote for each share held and is entitled to receive dividends when and if declared by the board of directors. Through and as of June 30, 2022, the Company has not declared any dividends.
Equity Incentive Plans
2008 Stock Plan
Prior to the formation of the Company, the Parent granted options under its 2008 Stock Plan (the “2008 Plan”) to qualified employees, directors and consultants who later transferred to the Company upon or following the incorporation of the Company. The 2008 Plan provides for the granting of incentive and nonqualified stock options and restricted stock awards to qualified employees, directors and consultants. The options expire 10 years from the date of grant or 90 days from the termination of the recipient, generally vest over two to four years, and are exercisable for shares of the Parent’s common stock. All stock-based compensation costs associated with those awards in the Parent are recorded by the Company as stock-based compensation and contribution from the Parent. As of June 30, 2022, there were 12,642,364 shares of common stock reserved for the 2008 Plan, with 375,546 available to be issued.
The disclosures of option activity under the 2008 Plan includes all option activity under the plan although the allocation of expense to the Company solely relates to options issued to employees of the Parent providing services to the Company and employees of the Company that have options outstanding under the 2008 Plan. A summary of option activity under the 2008 Plan for the six months ended June 30, 2022 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2022	375,546	10,056,990	$1.49	6.53	$10,995
Options granted	—	—	—	—	—
Options exercised	—	—	—	—	—
Options expired	—	—	—	—	—

Balance as of June 30, 2022	375,546	10,056,990	$1.49	6.05	$22,071

Options vested and exercisable as of June 30, 2022		9,726,942	$1.48	5.97	$21,519

Options vested and expected to vest as of June 30, 2022		10,056,990	$1.49	6.05	$22,071

2016 Equity Incentive Plan
The Company grants stock-based compensation under its 2016 Equity Incentive Plan (the “2016 Plan”).
The 2016 Plan provides for the granting of incentive and nonqualified stock options and restricted stock awards to qualified employees, directors and consultants. The options expire 10 years from the date of grant or 90 days from the termination of the recipient, generally vest over four years, and are exercisable for shares of the Company’s common stock. As of June 30, 2022, there were 11,250,000 shares of common stock reserved for the 2016 Plan, with 1,389,131 available to be issued.
A summary of option activity under the 2016 Plan for the six months ended June 30, 2022 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2022	3,949,131	7,124,724	$1.24	5.86	$16,208
Options granted	(2,571,875)	2,571,875	3.79	—	—
Options exercised	—	(3,125)	2.58	—	—
Options expired	11,875	(11,875)	2.58	—	—

Balance as of June 30, 2022	1,389,131	9,681,599	$1.92	6.54	$26,572

Options vested and exercisable as of June 30, 2022		4,843,690	$0.64	3.66	$19,464

Options vested and expected to vest as of June 30, 2022		9,681,599	$1.92	6.54	$26,572

Stock-Based Compensation
2008 Plan
The total intrinsic value of stock option exercised was $23 for the six months ended June 30, 2021. There were no stock options exercised for the six months ended June 30, 2022. The fair value of options vested during the six months ended June 30, 2022 and 2021 was $281 and $73, respectively.
As of June 30, 2022, there was approximately $140 of total unrecognized compensation cost related to the 2008 Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.46 years.
2016 Plan
The total intrinsic value of stock option exercised was $3 and $54 for the six months ended June 30, 2022 and 2021. The fair value of options vested during the six months ended June 30, 2022 and 2021 was $823 and $257, respectively.
As of June 30, 2022, there was approximately $9,313 of total unrecognized compensation cost related to the 2016 Plan. That cost is expected to be recognized over a weighted-average period of approximately 3.51 years.
The table below shows stock-based compensation expense recognized for both the 2008 and 2016 Plans in the statements of operations for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Cost of revenues	$232	$164
Research and development	13	4
Sales, general and administrative	1,101	211

	$1,346	$379

Valuation Assumptions
2008 Plan
Under the 2008 Plan, the Company did not grant any awards to grantees for the six months ended June 30, 2022. The weighted-average assumptions for options granted under the 2008 Plan were as follows for the six months ended June 30, 2021:

Six Months Ended June 30, 2021
Dividend yield	—
Expected volatility	52.52%
Expected term (years)	6.25
Risk free interest rate	1.17%
The weighted-average grant-date fair value of options granted for the six months ended June 30, 2021 was $2.43 per share. The Company did not grant any awards to grantees for the six months ended June 30, 2022.
2016 Plan
The weighted-average assumptions for options granted under the 2016 Plan were as follows for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Dividend yield	—	—
Expected volatility	$59.16%	51.81%
Expected term (in years)	6.17	5.91
Risk-free rate	2.70%	1.07%
The weighted-average grant-date fair value of options granted for the six months ended June 30, 2022 and 2021, was $2.30 and $1.60 per share, respectively.

8.	STOCKHOLDERS’ EQUITY
As of December 31, 2021 and 2020, the Company was authorized to issue 60,000,000 and 50,000,000, respectively, shares of common stock at par value $0.00001 and 45,176,145 and 45,156,145 shares were issued and outstanding as of December 31, 2021 and 2020, respectively. Each holder of common stock is entitled to one vote for each share held and is entitled to receive dividends when and if declared by the board of directors. Through and as of December 31, 2021, the Company has not declared any dividends.
Equity Incentive Plans
2008 Stock Plan
Prior to the formation of the Company, the Parent granted options under its 2008 Stock Plan (the “2008 Plan”) to qualified employees, directors and consultants and some grantees later transferred to the Company upon incorporation of the Company of thereafter. The 2008 Plan provides for the granting of incentive and nonqualified stock options and restricted stock awards to qualified employees, directors and consultants. The options expire 10 years from the date of grant or 90 days from the termination of the recipient, generally vest over two to four years, and are exercisable for shares of the Parent’s common stock. All stock-based compensation costs associated with those awards in the Parent are recorded by the Company as stock-based compensation and contribution from the Parent. Additionally, the Parent grants options under the 2008 Plan to its employees, directors and consultants. These costs are corporate administrative costs that are subsequently allocated to the Company and are recognized as sales, general and administrative expenses on a carve-out
basis. As of December 31, 2021, there were 12,642,364 shares of common stock reserved for the 2008 Plan, with 375,546 shares available to be issued.
The disclosures of option activity under the 2008 Plan includes all option activity under the plan although the allocation of expense to the Company solely relates to options issued to employees of the Parent providing services to the Company and employees of the Company that have options outstanding under the
2008 Plan. A summary of option activity under the 2008 Plan for the years ended December 31, 2021 and 2020 and is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	1,927,978	8,558,849	$0.48	3.82	$11,137
Options granted	(1,393,713)	1,393,713	1.73	—	—
Options exercised	—	(3,000)	0.03	—	1
Options expired	1,475,713	(1,475,713)	0.10	—	—

Balance as of December 31, 2020	2,009,978	8,473,849	0.75	4.52	14,068

Options granted	(3,609,610)	3,609,610	2.43	—	—
Options exercised	—	(51,291)	0.28	—	28
Options expired	1,975,178	(1,975,178)	0.28	—	—

Balance as of December 31, 2021	375,546	10,056,990	$1.49	6.53	$10,995

Options vested and exercisable as of December 31, 2021		9,327,678	$1.46	6.35	$10,401

Options vested and expected to vest as of December 31, 2021		10,056,990	$1.49	6.53	$10,995

2016 Equity Incentive Plan
The Company grants stock-based compensation under its 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan provides for the granting of incentive and nonqualified stock options and restricted stock awards to qualified employees, directors and consultants. The options expire 10 years from the date of grant or 90 days from the termination of the recipient, generally vest over four years, and are exercisable for shares of the Company’s common stock. As of December 31, 2021, there were 11,250,000 shares of common stock reserved for the 2016 Plan, with 3,949,131 shares available to be issued.
A summary of option activity under the 2016 Plan for the years ended December 31, 2021 and 2020 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	772,355	4,121,500	$0.14	4.90	$2,104
Options granted	—	—	—	—	—
Options exercised	—	(50,000)	.07	—	29
Options expired	135,000	(135,000)	.51	—	—

Balance as of December 31, 2020	907,355	3,936,500	0.13	3.79	9,654

Shares Authorized	6,250,000	—	—	—	—
Options granted	(3,233,224)	3,233,224	2.58	—	—
Options exercised	—	(20,000)	0.07	—	54
Options expired	25,000	(25,000)	0.30	—	—

Balance as of December 31, 2021	3,949,131	7,124,724	$1.24	5.86	$16,208

Options vested and exercisable as of December 31, 2021		4,360,819	$0.41	3.56	$13,542

Options vested and expected to vest as of December 31, 2021		7,124,724	$1.24	5.86	$16,208

Stock-Based Compensation
2008 Plan
The total intrinsic value of stock options exercised was $28 and $1 for the years ended December 31, 2021 and 2020, respectively. The fair value of options vested for the years ended December 31, 2021 and 2020 was $273 and $9 respectively.
As of December 31, 2021, there was approximately $404 of total unrecognized compensation cost related to outstanding stock options. That cost is expected to be recognized over a weighted-average period of approximately 0.8 years.
2016 Plan
The total intrinsic value of stock options exercised was $54 and $29 for the years ended December 31, 2021 and 2020, respectively. The fair value of options vested during the years ended December 31, 2021 and 2020 was $859 and $42 respectively.
As of December 31, 2021, there was approximately $4,436 of total unrecognized compensation cost related to outstanding stock options. That cost is expected to be recognized over a weighted-average period of approximately 3.3 years.
The table below shows stock-based compensation expense recognized from both the 2008 Plan and 2016 Plan in the statements of operations for the years ended December 31:

	2021	2020
Cost of revenues	$693	$27
Research and development	233	7
Sales, general and administrative	1,547	48

	$2,473	$82

Valuation Assumptions
2008 Plan
The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2008 Plan were as follows for the years ended December 31:

	2021	2020
Dividend yield	—	—
Expected volatility	52.18%	50.27%
Expected term (in years)	5.01	5.75
Risk-free rate	1.19%	0.14%
The weighted-average grant-date fair value of options granted for the years ended December 31, 2021 and 2020 was $2.50 and $1.73 per share, respectively.

2016 Plan
The Company did not grant any awards to grantees during the year ended December 31, 2020. The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2016 Plan were as follows for the year ended December 31, 2021:

2021
Dividend yield	—
Expected volatility	51.75%
Expected term (in years)	5.92
Risk-free rate	1.07%
The weighted-average grant-date fair value of options granted for the year ended December 31, 2021 was $1.67 per share.